Registration No. 333-14087

File No. 811-07857

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No. _____	☐

Post-Effective Amendment No. 27	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 28	☒

OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

(Exact Name of Registrant as Specified in Charter)

6803 South Tucson Way, Centennial, Colorado 80112

(Address of Principal Executive Offices) (Zip Code)

303-768-3200

(Registrant’s Telephone Number, including Area Code)

Arthur S. Gabinet, Esq.

OppenheimerFunds, Inc.

Two World Financial Center, 225 Liberty Street-11th Floor

New York, New York 10281-1008

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☒	Immediately upon filing pursuant to paragraph (b)
☐	On _______________ pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On _______________ pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On _______________ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

RAF Fund Ltd. has also executed this Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 16th day of May 2012.

OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND
By:	William F. Glavin, Jr.*
William F. Glavin, Jr., President, Principal Executive Officer and Trustee

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures	Title	Date

William L. Armstrong*	Chairman of the	May 16, 2012
William L. Armstrong	Board of Trustees

William F. Glavin, Jr *	President, Principal	May 16, 2012
William F. Glavin, Jr	Executive Officer and Trustee

Brian W. Wixted*	Treasurer, Principal	May 16, 2012
Brian W. Wixted	Financial & Accounting Officer

Edward L. Cameron*	Trustee	May 16, 2012
Edward L. Cameron

Jon S. Fossel*	Trustee	May 16, 2012
Jon S. Fossel

Sam Freedman*	Trustee	May 16, 2012
Sam Freedman

Richard F. Grabish*	Trustee	May 16, 2012
Richard F. Grabish

Beverly L. Hamilton*	Trustee	May 16, 2012
Beverly L. Hamilton

Victoria J. Herget*	Trustee	May 16, 2012
Victoria J. Herget

Robert J. Malone*	Trustee	May 16, 2012
Robert J. Malone

F. William Marshall, Jr.*	Trustee	May 16, 2012
F. William Marshall, Jr.

Karen L. Stuckey*	Trustee	May 16, 2012
Karen L. Stuckey

James D. Vaughn*	Trustee	May 16, 2012
James D. Vaughn

*By:	/s/ Mitchell J. Lindauer
Mitchell J. Lindauer, Attorney-in-Fact

RAF Fund Ltd. has duly caused this Registration Statement of Oppenheimer Commodity Strategy Total Return Fund, with respect only to information that specifically relates to RAF Fund Ltd., to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Centennial, and State of Colorado, on the 16th day of May, 2012.

RAF FUND LTD.
By:	/s/ Brian W. Wixted
Brian W. Wixted, Director

This Registration Statement of Oppenheimer Commodity Strategy Total Return Fund, with respect only to information that specifically relates to RAF Fund Ltd., has been signed below by the following persons in the capacities on the dates indicated:

Signatures	Title	Date

/s/ Letitia Solomon	Director, RAF Fund Ltd.	May 16, 2012
Letitia Solomon

/s/ Alasdair Foster	Director, RAF Fund Ltd.	May 16, 2012
Alasdair Foster

/s/ Brian W. Wixted	Director, RAF Fund Ltd.	May 16, 2012
Brian W. Wixted

EXHIBIT INDEX

Exhibit No.	Description
Ex-101.INS	XBRL Instance Document
Ex-101.SCH	XBRL Taxonomy Extension Schema Document
Ex-101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document
Ex-101.DEF	XBRL Taxonomy Extension Definition Linkbase
Ex-101.LAB	XBRL Taxonomy Extension Labels Linkbase
Ex-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document